MUNICIPAL CENTRAL CASH FUND
SEMIANNUAL REPORT
NOVEMBER 30, 1997
INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 1.5%
Valdez Marine Terminal Rev. Rfdg.
(Atlantic Richfield Co. Proj.):
  Bonds Series 1994 A, 3.80%, CP mode $ 2,000,000 $ 2,000,000
  Series 1994 B, 3.95%, VRDN   1,000,000  1,000,000
  3,000,000
ARIZONA - 6.0%
Arizona Elec. Pwr. Coop. Poll. Cont. Rev. Series 1997 C,
3.65% (Nat'l Rural Utility Guaranteed)  1,410,000  1,410,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
4.10%, LOC Bank of America, NT & SA, VRDN (b)  5,300,000  5,300,000
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995,
4%, LOC Landesbank Hessen-Thuringen, VRDN (b) 1,700,000 1,700,000 Yavapi County Ind. Dev. Auth. Rev. Bonds (Citizens
Utilities Co. Proj.) Series 1993, 3.90%, CP mode (b)  3,500,000
3,500,000
  11,910,000
CALIFORNIA - 2.8%
California Participating VRDN, 4.15%
(Liquidity Facility Bank of New York) (c) 1,000,000 1,000,000 California School Cash Reserves Prog. Auth.
TRAN 1997 Pool Bonds 4.75% 7/2/98 (AMBAC Insured)  1,000,000
1,004,645
Central Valley School Fin. Auth. TRAN 1997 Pool Bonds,
4.50% 8/27/98  1,000,000  1,004,252
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  1,000,000  1,003,055
South Coast Local Ed. Agencies TRAN Series A,
4.50% 6/30/98 (MBIA Insured)  1,500,000  1,505,310
  5,517,262
COLORADO - 1.7%
Denver City & County Arpt. Rev. Participating VRDN:
4.10% (Liquidity Facility Caisse des Depots
 et Consignments) (b)(c)  2,330,000  2,330,000
 Series 1997 Q, 4% (Liquidity Facility CoreStates Bank) (c)  1,000,000
1,000,000
  3,330,000
DELAWARE - 1.1%
Delaware Econ. Dev. Auth. Exempt Facs. Rev. (Delmarva
Pwr. & Lt. Co. Proj.):
 Series 1988, 4%, VRDN (b)  800,000  800,000
  Series 1994, 4%, VRDN (b)  1,400,000  1,400,000
  2,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - 5.1%
Broward County Ind. Dev. Auth. Rev. (Sales Tax) Series B,
3.85% 1/23/98 (Liquidity Facility Bank of
Tokyo-Mitsubishi Ltd.), CP (b) $ 1,100,000 $ 1,100,000
Gulf Breeze Local Gov't. Loan Program Series 1985 B,
4% (FGIC Insured) (Liquidity Facility Credit
Local de France) VRDN   4,575,000  4,575,000
Hillsborough County Aviation Auth.
 (Tampa International Arpt.) 3.85% 12/8/97,
 LOC Nat'l. Westminster Bank, PLC, CP (b) 1,000,000 1,000,000 Jacksonville Health Fac. Auth. Participating VRDN,
Series 1996 M, 4.05% (Liquidity Facility Caisse des
Depots et Cosignations) (c)  1,500,000  1,500,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988,
4.05%, LOC Sumitomo Bank Ltd., VRDN   1,000,000  1,000,000
Lee County Hosp. Board Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B, 3.85% 1/26/98,
LOC SunTrust Bank, Central Florida, NA, CP mode  1,000,000  1,000,000
  10,175,000
GEORGIA - 2.7%
Burke County Dev. Auth. Poll. Cont. Rev.
(Oglethorpe Power Corp. Vogtle Proj.)
 Series 1997 A,  3.60% 12/1/97 (AMBAC Insured)  1,700,000  1,700,000
Chattooga County Poll. Cont. Rev. (Aladdin
Manufacturing Co.) 4.05%, LOC Wachovia Bank of
Georgia, NA, VRDN (b)  1,000,000  1,000,000
Gwinnett Poll. Cont. Rev. (Klockner Namasco Corp.) 4.20%,
LOC NationsBank, NA, VRDN (b)  800,000  800,000
Tift County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Chickasha of
Georgia Proj.) Series 1997, 4.10%, LOC Bank of
Tokyo-Mitsubishi Ltd., VRDN (b)  500,000  500,000
Vienna Ind. Dev. Auth. (Mid Georgia Processing Co. LLC)
4.20%, LOC NationsBank, NA, VRDN (b)  1,300,000  1,300,000
  5,300,000
IDAHO - 1.1%
Idaho Gen. Oblig. TAN 4.625% 6/30/98  2,200,000  2,209,118
ILLINOIS - 4.5%
Chicago School Reform Participating VRDN, Series
 1997 E, 4.05% (Liquidity Facility CoreStates Bank) (c)  500,000
500,000
Cook County Ind. Dev. Rev. Bonds (Little Lady Foods Proj.)
Series 1997, 4.20%, LOC LaSalle Nat'l Bank, VRDN (b)  3,000,000
3,000,000
Decatur Water Rev. Bonds Series 1985, 3.90% 12/11/97,
LOC Sumitomo Bank Ltd., CP mode  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Edl. Facs. Auth. Rev. Participating VRDN,
Series 1997 U, 4.05%
(Liquidity Facility Corestates Bank) (c) $ 1,000,000 $ 1,000,000 Illinois Health Fac. Auth.
(Little Co. of Mary Hosp. and Health Care Centers)
Series 1997 B, 4.05% (MBIA Insured) (Liquidity
Facility First Nat'l. Bank, Chicago) VRDN 3,000,000 3,000,000 Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.)
Series 1997, 4.05%, LOC Harris Trust & Savings Bank,
Chicago, VRDN   500,000  500,000
  9,000,000
INDIANA - 2.7%
Elkhart County (Burger Dairy Project) 4.10%,
LOC Old Kent Bank, Michigan, VRDN (b) 1,095,000 1,095,000 Indianapolis Gas Util. Sys. Bonds
 (Citizens Gas & Coke Util.) 3.85% 12/11/97
 (Liquidity Facility NBD Bank, Detroit) CP mode  4,300,000  4,300,000
  5,395,000
KANSAS - 5.5%
Butler County Solid Waste Disposal Fac. (Texaco, Inc.)
4.15%, VRDN (b)   8,100,000  8,100,000
La Cygne Envir. Impt. Rev. Rfdg. Bonds (Kansas City
Pwr. & Lt.) Series 1994, 3.95%, VRDN   2,840,000  2,840,000
  10,940,000
KENTUCKY - 1.0%
Louisville & Jefferson County Reg. Arpt. Auth. Sys.
Rev. Series 1996 A, 4.05%, LOC Nat'l. City Bank,
Kentucky, VRDN (b)  1,000,000  1,000,000
Trimble County Poll. Cont. Rev. Bonds Series 1997 A,
3.85%, CP mode (b)  1,000,000  1,000,000
  2,000,000
LOUISIANA - 1.7%
Caddo Parish Ind. Dev. Bonds Board Exempt Facs. Rev.
(Atlas Proj.) Series 1996 A, 4.15%,
LOC ABN-AMRO Bank, NV, VRDN (b)  1,000,000  1,000,000
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Co. Proj.) Series 1993, 4.15%, VRDN (b)  2,400,000
2,400,000
  3,400,000
MARYLAND - 0.4%
Montgomery County Multi-Family Hsg. Rev. Series 1993 I,
4.30% (BPA Sumitomo Bank Ltd., Japan) VRDN   700,000  700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - 0.5%
Massachusetts Turnpike Authority West Participating VRDN,
Series 1997 N, 4.07% (Liquidity Facility Bank of
America Nat'l. Tr. & Savings, San Francisco) (c) $ 1,000,000 $
1,000,000
MICHIGAN - 7.4%
Michigan Hsg. Fin. Auth. Hosp. Equip. Rev.
4.15%, LOC First of America Bank-Michigan, VRDN 500,000 500,000 Michigan Muni. Bond Auth. RAN 4.50% 7/2/98 5,800,000 5,821,166
Michigan State Bldg. Auth. 3.75% 3/2/98,
LOC Canadian Imperial Bank of Commerce, CP 5,000,000 5,000,000 Michigan Strategic Fund Ltd. Oblig. Rev.
(Nat'l Rubber Michigan, Inc.) Series 1995, 3.95%
LOC Nat'l Bank of Canada , VRDN (b)  2,100,000  2,100,000
Monroe County Poll. Cont. Participating VRDN,
Series PT-143, 4.10%
(Liquidity Facility Commerzbank, AG) (b)(c)  1,300,000  1,300,000
  14,721,166
MINNESOTA - 1.0%
Plymouth Multifamily Hsg. Rev. Rfdg. (Lakes Apt.)
Series 1997 A, 4.10% (FNMA Guaranteed) VRDN (b)  1,965,000  1,965,000
NEVADA - 3.5%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) Series
1995 A, 4.15%, LOC Barclays Bank, PLC, VRDN (b)  1,000,000  1,000,000
Clark County Participating VRDN, Series SG-18, 4%
(Liquidity Facility Societe Generale, France) (c)  1,400,000
1,400,000
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison) Series 1987 A, 3.85%, CP mode (b)  3,010,000  3,010,000
Clark County Special Fac. Arpt. Rev. (Signature Flight
Support Corp. Proj.) Series 1997 A,
4% tender,12/1/97, LOC Bayerische Landesbank 1,000,000 1,000,000 Nevada Cap. Improv. Participating VRDN, 4%
(Liquidity Facility Bankers Trust Co.) (c)  500,000  500,000
  6,910,000
NEW HAMPSHIRE - 2.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Auth. Rev. Bonds
(New England Pwr. Co.):
  Series 1990 A, 3.90% 12/10/97, CP mode (b)  1,000,000  1,000,000
  Series 1990 A, 3.85% 12/16/97, CP mode (b)  950,000  950,000
  Series 1990 A, 3.90% 1/20/98, CP mode (b)  1,000,000  1,000,000
  Series 1990 A, 3.85% 2/19/98, CP mode (b)  1,500,000  1,500,000
  4,450,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - 4.9%
New Jersey Hsg. & Mtg. Fin. Agency Participating VRDN,
4.05% (Liquidity Facility Banco Santander) (b)(c) $ 1,000,000 $
1,000,000
New Jersey TRAN, Series 1998 A, 3.85% 1/22/98
(Liquidity Facility Bank of Nova Scotia)  8,800,000  8,800,000
  9,800,000
NEW MEXICO - 0.5%
New Mexico Gen. Oblig. TRAN Series A, 4.50% 6/30/98  1,000,000
1,003,739
NEW YORK - 2.1%
New York City RAN Series 1988 A, 4.50% 6/30/98  2,100,000  2,107,578
New York State Local Gov't Assistance Corp. Rev. Participating
VRDN, Series 1997 SG-99, 4.05% (Liquidity Facility
Societe Generale, France) (c)  1,000,000  1,000,000
New York State Mtg. Agcy. Rev. Participating VRDN,
Series 97J, 4.10% (Liquidity Facility CoreStates Bank) (b)(c)
1,000,000  1,000,000
  4,107,578
NEW YORK & NEW JERSEY - 0.8%
New York & New Jersey Port Auth. Participating
VRDN, Series 6, 4.05% (Liquidity Facility Societe
Generale, France) (c)  1,600,000  1,600,000
OHIO - 0.3%
Cleveland School Dist. Rev. Participating VRDN,
4% (Liquidity Facility Bankers Trust Co.) (c)  500,000  500,000
OKLAHOMA - 0.6%
Oklahoma Housing Fin. Auth. Participating VRDN,
Series PT-104, 4.10% (Liquidity Facility
Bayerische Hypotheken-und Wechsel) (b)(c)  500,000  500,000
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN,
Series 1997 B1, 4.04% (Liquidity Facility Bank of America,
Nat'l. Trust & Savings) (b)(c)  600,000  600,000
  1,100,000
PENNSYLVANIA - 6.9%
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.) Series 1991 A:
  3.85% 12/9/97, LOC Nat'l. Westminster Bank, PLC,
  CP mode (b)  1,000,000  1,000,000
  3.75% 1/28/98, LOC Nat'l. Westminster Bank, PLC,
  CP mode (b)  1,000,000  1,000,000
Dauphin County Hosp. Gen. Auth. (All-Health Pooled Fin. Prog.)
Series 1997 A, 4% (FSA Insured) (Liquidity Facility
Credit Suisse First Boston) VRDN   3,600,000  3,600,000
Pennsylvania Econ. Dev. Fin. Auth. Rev. Series 1997 B2,
4.10%, LOC PNC Bank NA, VRDN (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Ed. Fac. Auth. Rev. (Waynesburg College)
Series 1997 A8, 3.85%, LOC PNC Bank NA, VRDN  $ 1,000,000 $ 1,000,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50%  6/30/98  1,300,000  1,303,611
Titusville Gen. Oblig. Participating VRDN, Series PA-191,
 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)  2,495,000
2,495,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series 1990 B, 3.80%, LOC Nat'l.
Westminster Bank PLC, CP mode (b)  2,200,000  2,200,000
  13,598,611
SOUTH CAROLINA - 3.0%
South Carolina Jobs Econ. Dev. Rev. (Chambers
Richland Co. Landfill) 4.05%, LOC SunTrust Bank,
Atlanta, VRDN (b)  1,000,000  1,000,000
South Carolina Public Svc. Auth. Rev. 3.85% 1/23/98, CP  5,000,000
5,000,000
  6,000,000
SOUTH DAKOTA - 1.5%
South Dakota Hsg. Dev. Auth.:
Series 1997 E, 4.15%, LOC Westdeutsche
 Landesbank Gironzentrale, VRDN (b)  1,895,000  1,895,000
  Bonds Series H, 3.95% tender, 8/13/98 (b)  1,000,000  1,000,000
  2,895,000
TENNESSEE - 0.7%
Shelby County Gen. Oblig. Participating VRDN, Series SG-21,
4% (Liquidity Facility Societe Generale, France) (c)  1,300,000
1,300,000
TEXAS - 19.5%
Brazos River Hbr. Navigation Dist. of Brazoria County Rev.
(Dow Chemical Co.):
 Bonds:
   Series 1988, 3.80% 1/21/98, CP mode (b)  5,000,000  5,000,000
   Series 1992, 3.85% 12/9/97, CP mode (b)  3,000,000  3,000,000
  Series 1997, 4.15%, VRDN (b)  1,000,000  1,000,000
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Utils.
Elec. Co. Proj.) Series 1996 A, 4.10% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)  6,300,000  6,300,000
Denton Util. Sys. Rev. Participating VRDN, Series SG-32,
4% (Liquidity Facility Societe Generale, France) (c)  2,000,000
2,000,000
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests) 3.95%,
LOC National Westminster Bank PLC, VRDN (b) 1,000,000 1,000,000 Greater Texas Student Loan Rev. Rfdg. Bonds
Series 1996 A, 3.70% 3/1/97,
LOC Student Loan Marketing Association (b) 1,400,000 1,400,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum Corp.):
  4.15%, LOC Wachovia Bank, VRDN (b) $ 2,900,000 $ 2,900,000
  4.15%, LOC NationsBank of Texas, VRDN (b)  4,700,000  4,700,000
Houston Hsg. Fin. Corp. Participating VRDN, Series PT-1, 4%
(Liquidity Facility Banque Nationale de Paris) (c)  4,300,000
4,300,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN,
Series 1997, 4.05% (Liquidity Facility Societe
Generale, France) (c)  1,300,000  1,300,000
Terrel Dev. Corp Ind. Dev. Rev. (Consolidated Systems)
4.05%, LOC Wachovia Bank, VRDN (b)  1,300,000  1,300,000
Texas Hsg. & Commty. Participating VRDN,
 Series PA-126, 4% (MBIA Insured)
 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)  3,070,000
3,070,000
Univ. of Texas Sys. Rev. Fing. Sys. Series A,
3.85% 12/12/97, CP  1,500,000  1,500,000
  38,770,000
VIRGINIA - 2.2%
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Power Co. Proj.) Series 1987 A, 3.85%,
CP mode  1,000,000  1,000,000
Richmond Gen. Oblig. RAN Series B, 4.05%
(Liquidity Facility NationsBank NA) VRDN   3,300,000  3,300,000
  4,300,000
WASHINGTON - 1.4%
Pierce County Econ. Dev. Corp. Rev. (K & M Holdings II Proj.)
Series 1997, 4.15%, LOC Wells Fargo Bank, VRDN (b)  1,800,000
1,800,000
Washington Hsg. Fin. Commission Participating VRDN,
Series 1997 D, 4.15% (Liquidity Facility
CoreStates Bank) (b)(c)  1,000,000  1,000,000
  2,800,000
WEST VIRGINIA - 1.5%
West Virginia Pub. Energy Auth. Rev. Bonds (Morgantown
Energy Assoc. Proj.):
  3.80% 7/1/17, LOC Swiss Bank, CP mode (b)  1,900,000  1,900,000
  3.90% 7/1/17, LOC Swiss Bank, CP mode (b)  1,000,000  1,000,000
  2,900,000
WISCONSIN - 0.7%
Milwaukee School Dist. Rev. RAN 4.25% 8/27/98  1,400,000  1,404,081
WYOMING - 0.5%
Wyoming Gen. Oblig. TRAN Series 1997, 4.25% 6/26/98  1,000,000
1,002,303
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MULTIPLE STATES - 0.5%
Clipper Participating VRDN, Series 1995-1, 4.09% (Liquidity
Facility State Street Bank & Trust Co.) (b)(c) $ 960,451 $ 960,451
TOTAL INVESTMENTS - 100%   $ 198,164,309
Total Cost for Income Tax Purposes $  198,164,309
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At May 31, 1997, the fund had a capital loss carryforward of approximately $30,000, all of which will expire on May 31, 2005. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                      $ 198,164,309
SEE ACCOMPANYING SCHEDULE

CASH                                                                       53,645

INTEREST RECEIVABLE                                                        1,267,386

 TOTAL ASSETS                                                              199,485,340

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,875,000

DISTRIBUTIONS PAYABLE                                        680,888

OTHER PAYABLES AND ACCRUED EXPENSES                          14,013

 TOTAL LIABILITIES                                                         8,569,901

NET ASSETS                                                                $ 190,915,439

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 190,946,452

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (31,013)

NET ASSETS, FOR 190,946,452 SHARES OUTSTANDING                            $ 190,915,439

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $1.00
SHARE ($190,915,439 (DIVIDED BY) 190,946,452 SHARES)



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

INTEREST INCOME                                                    $ 5,229,474

EXPENSES

CUSTODIAN FEES AND EXPENSES                              10,552

NON-INTERESTED TRUSTEES' COMPENSATION                    650

AUDIT                                                    8,748

LEGAL                                                    117

MISCELLANEOUS                                            788

 TOTAL EXPENSES BEFORE REDUCTIONS                        20,855

 EXPENSE REDUCTIONS                                      (2,763)    18,092

NET INTEREST INCOME                                                 5,211,382

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (864)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,210,518

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED   JANUARY 27, 1997
                                                           NOVEMBER 30,       (COMMENCEMENT
                                                           1997               OF OPERATIONS) TO
                                                           (UNAUDITED)        MAY 31, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 5,211,382        $ 5,854,714
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (864)              (30,149)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,210,518          5,824,565
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (5,211,382)        (5,854,714)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    1,587,434,382      1,954,365,358
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                    (1,673,094,617)    (1,677,758,671)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (85,660,235)       276,606,687
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (85,661,099)       276,576,538

NET ASSETS

 BEGINNING OF PERIOD                                        276,576,538        -

 END OF PERIOD                                             $ 190,915,439      $ 276,576,538



FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    JANUARY 27, 1997
      NOVEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)         OF OPERATIONS) TO
                          MAY 31,
                          1997

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000

INCOME FROM INVESTMENT OPERATIONS                      .019        .012
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.019)      (.012)

NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000

TOTAL RETURN B                                         1.89%       1.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 190,915   $ 276,577

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .01% A      .02%
                                                                  A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.75% A     3.59%
                                                                  A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a monthly management fee
3. TRANSACTIONS WITH FMR AND AFFILIATES - CONTINUED from FMR. This fee is based on the management fee FMR receives from the investing funds, and the percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FMR Texas pays the fees associated with the fund's transfer agent and accounting functions.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,763 this arrangement.
5. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

TAXABLE CENTRAL CASH FUND
SEMIANNUAL REPORT
NOVEMBER 30, 1997
INVESTMENTS NOVEMBER 30, 1997
(UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. TREASURY OBLIGATIONS - 27.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 20.7%
 12/16/97 5.52% $ 4,970,000,000 $ 4,958,535,850
 3/5/98 5.67  518,500,000  511,249,043
 4/2/98 6.03  336,000,000  329,546,183
 4/30/98 6.07  200,000,000  195,257,200
 5/28/98 5.88  226,000,000  219,797,814
  6,214,386,090
U.S. TREASURY NOTES - 5.3%
 2/15/98 5.33  92,000,000  92,288,691
 2/28/98 5.67  175,000,000  174,731,892
 3/31/98 5.56  474,000,000  474,361,794
 3/31/98 5.93  100,000,000  99,724,723
 5/15/98 5.92  150,000,000  150,075,404
 5/31/98 5.67  200,000,000  200,208,895
 6/30/98 5.68  100,000,000  100,267,928
 7/31/98 5.57  50,000,000  50,188,538
 8/15/98 5.51  195,400,000  195,695,752
 9/30/98 6.00  63,000,000  63,193,243
  1,600,736,860
PRINCIPAL ONLY STRIPS - 1.2%
 8/15/98 5.66  244,800,000  235,197,876
 11/15/98 5.63  125,000,000  118,511,903
    353,709,779
TOTAL U.S. TREASURY OBLIGATIONS   8,168,832,729
REPURCHASE AGREEMENTS - 72.8%
 MATURITY
 AMOUNT
In a joint trading account (Note 3)
(U.S. Treasury Obligations):
 dated 11/28/97 due 12/1/97
  At 5.70%  $ 19,521,682,397  19,512,414,000
 dated 11/19/97 due 12/2/97
  At 5.55%   300,601,250  300,000,000
 dated 11/25/97 due 12/2/97
  At 5.62%   280,305,978  280,000,000
 dated 9/5/97 due 12/3/97
  At 5.50%   314,215,139  310,000,000
 dated 10/23/97 due 12/22/97
  At 5.54%   315,890,033  313,000,000
 dated 11/18/97 due 2/17/98
  At 5.61%   507,091,821  500,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (Note 3)
(U.S. Treasury Obligations): - continued
 dated 11/19/97 due 2/17/98
  At 5.62%  $ 304,215,000 $ 300,000,000
 dated 11/21/97 due 2/18/98
  At 5.62%   304,168,167  300,000,000
TOTAL REPURCHASE AGREEMENTS  $ 21,815,414,000
TOTAL INVESTMENTS - 100%  $ 29,984,246,729
Total Cost for Income Tax Purposes    $  29,984,246,729
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING                             $ 29,984,246,729
REPURCHASE AGREEMENTS OF $21,815,414,000) -
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                        42,320,553

 TOTAL ASSETS                                                              30,026,567,282

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                       $ 4,958,535,852

DISTRIBUTIONS PAYABLE                                    106,019,403

 TOTAL LIABILITIES                                                         5,064,555,255

NET ASSETS                                                                $ 24,962,012,027

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 24,961,938,858

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        73,169

NET ASSETS, FOR 24,961,938,858 SHARES OUTSTANDING                         $ 24,962,012,027

NET ASSET VALUE, OFFERING PRICE AND                                        $1.00
REDEMPTION PRICE PER SHARE
($24,962,012,027 (DIVIDED BY) 24,961,938,858 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

INTEREST INCOME                                                    $ 502,593,013

EXPENSES

NON-INTERESTED TRUSTEES' COMPENSATION                   $ 31,312

CUSTODIAN FEES AND EXPENSES                              24,032

LEGAL                                                    4,162

INSURANCE                                                35,330

 TOTAL EXPENSES                                                     94,836

NET INTEREST INCOME                                                 502,498,177

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (122,670)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 502,375,507


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED    OCTOBER 21, 1996
      NOVEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)         OF OPERATIONS) TO
                          MAY 31,1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 502,498,177       $ 477,212,744
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (122,670)           195,839

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           502,375,507         477,408,583
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (502,498,177)       (477,212,744)

SHARE TRANSACTIONS AT NET ASSET VALUE                      47,482,186,434      56,437,494,218
OF $1.00 PER SHARE
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                   (39,958,117,365)    (38,999,624,429)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          7,524,069,069       17,437,869,789
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  7,523,946,399       17,438,065,628

NET ASSETS

 BEGINNING OF PERIOD                                       17,438,065,628      -

 END OF PERIOD                                            $ 24,962,012,027    $ 17,438,065,628


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    OCTOBER 21, 1996
      NOVEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)         OF OPERATIONS) TO
                          MAY 31, 1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000        $ 1.000

INCOME FROM INVESTMENT OPERATIONS                      .028           .033
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.028)         (.033)

NET ASSET VALUE, END OF PERIOD                        $ 1.000        $ 1.000

TOTAL RETURN B                                         2.84%          3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 24,962,012   $ 17,438,066

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .0011% A       .0008% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.62% A        5.45% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR Texas, Inc. (FMR Texas), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
8. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR Texas. The maturity values of the joint trading account investments were $19,521,682,397 at 5.70%, $300,601,250 at 5.55%, $280,305,978 at 5.62%, $314,215,139
at 5.50%, $315,890,033 at 5.54%, $507,091,821 at 5.61%,  $304,215,000
at 5.62% and $304,168,167 at 5.62%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED NOVEMBER 28,1997, DUE DECEMBER 1, 1997 AT 5.70%
Number of dealers or banks 35
Maximum amount with one dealer or bank 17.1%
Aggregate principal amount of agreements $24,029,617,000
Aggregate maturity amount of agreements $24,041,030,431
Aggregate market value of transferred assets $24,573,098,512
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 12/4/97 to 11/15/27
DATED NOVEMBER 19, 1997, DUE DECEMBER 2, 1997 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $501,002,083
Aggregate market value of transferred assets $511,169,458
Coupon rates of transferred assets 0% to 12.75%
Maturity dates of transferred assets 4/30/98 to 11/15/16
DATED NOVEMBER 25, 1997, DUE DECEMBER 2, 1997 AT 5.62%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $400,437,111
Aggregate market value of transferred assets $409,971,496
Coupon rate of transferred assets 6%
Maturity date of transferred assets 8/15/00
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 5, 1997, DUE DECEMBER 3,1997  AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,798,611
Aggregate market value of transferred assets $513,061,982
Coupon rates of transferred assets 5.75% to 6.63%
Maturity dates of transferred assets 9/30/99 to 5/15/07
DATED OCTOBER 23, 1997, DUE DECEMBER 22, 1997 AT 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $504,616,666
Aggregate market value of transferred assets $510,404,139
Coupon rates of transferred assets 0% to 9.98%
Maturity dates of transferred assets 1/15/98 to 2/15/26
DATED NOVEMBER 18, 1997, DUE FEBRUARY 17, 1998 AT 5.61%
Number of dealers or banks 2
Maximum amount with one dealer or bank 55.6%
Aggregate principal amount of agreements $900,000,000
Aggregate maturity amount of agreements $912,765,278
Aggregate market value of transferred assets $919,329, 298
Coupon rates of transferred assets 0% to 12.75%
Maturity dates of transferred assets 2/19/98 to 11/15/16
DATED NOVEMBER 19, 1997, DUE FEBRUARY 17, 1998 AT 5.62%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $507,025,000
Aggregate market value of transferred assets $511,169,458
Coupon rates of transferred assets 0% to 12.75%
Maturity dates of transferred assets 4/30/98 to 11/15/16
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED NOVEMBER 21, 1997, DUE FEBRUARY 18, 1998 AT 5.62%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,946,945
Aggregate market value of transferred assets $519,039,322
Coupon rates of transferred assets 5.88% to 6.63%
Maturity dates of transferred assets 2/28/99 to 5/15/07
9. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment adviser, FMR Texas, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. The fee is based on the management fee FMR receives from the investing funds, and a percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FMR Texas pays the fees associated with the fund's transfer agent and accounting functions.
10. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.